Investments - Summary Long-term Investments Held by Company (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Long-term held-to-maturity debt investments	$ 435,841	$ 537,500
Equity method investments and private equity investments without readily determinable fair values	248,444	123,940
Total long-term investments	$ 684,285	$ 661,440